UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

1031 South Caldwell Street, Suite 200  Charlotte, NC 28203

(Address of principal executive offices)

(Zip code)

1031 South Caldwell Street, Suite 200  Charlotte, NC 28203

(Name and address of agent for service)

Registrant's telephone number, including area code:  704-714-7711

Date of fiscal year end:

May 31

Date of reporting period:

November 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Queens Road Small Cap Value Fund

Queens Road Value Fund

Each a series of the

Bragg Capital Trust

November 30, 2010

(Unaudited)

QUEENS ROAD FUNDS

SHAREHOLDER LETTER

November 30, 2010 (UNAUDITED)

Queens Road Value Fund

Below is the month-by-month performance of the Queens Road Value Fund (QRVLX), as well as the performance for the S&P 500/Citigroup Value Index and the S&P 500 Index. The Value Fund was up 5.76% for the sixth month period ending November 30, 2010.  This compares with a 5.86% return for the S&P500/Citigroup Value Index and 9.50% posted by the S&P 500.

Some of the best performing investments in the portfolio were Fortune Brands, T. Rowe Price Group, and McDonalds.  Holdings which hurt overall performance include Cisco Systems and Lexmark International, as well as having a considerable amount of our assets invested in money market cash equivalents.

	QRVLX	S&P 500/Citi Value	S&P 500
June 2010	-2.41%	-5.73%	-5.23%
July 2010	3.83%	7.08%	7.01%
August 2010	-2.95%	-4.68%	-4.51%
September 2010	5.82%	7.74%	8.92%
October 2010	2.71%	2.59%	3.80%
November 2010	-1.09%	-0.46%	0.01%

6 Months	5.76%	5.86%	9.50%

Past performance should not be considered as representative of future gains or losses from an investment in the Fund.  Returns for the Fund, the S&P 500/Citigroup Value Index and the S&P 500 Index assume reinvestment of all dividends and do not include any impact taxes may or would have on returns.  The source for index returns is Morningstar Principia Pro 12/31/2010 release.

QUEENS ROAD VALUE FUND

GRAPHICAL ILLUSTRATION

November 30, 2010 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

QUEENS ROAD VALUE FUND

SCHEDULE OF INVESTMENTS

November 30, 2010 (UNAUDITED)

Shares		Value

COMMON STOCKS - 77.52%

Aerospace & Defense - 1.27%
3,600	United Technologies Corp.	$ 270,972

Alternative Carriers - 0.71%
5,166	Time Warner, Inc.	152,345

Apparel & Accessories - 1.36%
3,500	V.F. Corp.	290,080

Banks - 2.32%
7,000	Bank of New York Mellon Corp.	188,930
6,000	State Street Corp.	259,200
2,000	US Bancorp	47,560
		495,690
Broadcasting & Cable TV - 1.61%
20,490	CBS Corp. Class-B	345,052

Computer Storage & Peripherals - 8.45%
10,000	Cisco Systems, Inc.*	191,600
30,000	Dell, Inc. *	396,600
20,000	EMC Corporation *	429,800
7,000	Hewlett-Packard Co.	293,510
3,500	International Business Machines Corp.	495,110
		1,806,620
Electric Utilities - 7.07%
20,900	Duke Energy Corp.	366,795
13,000	Exelon Corp.	511,810
10,700	Progress Energy, Inc.	467,483
4,400	Southern Co.	165,968
		1,512,056
Finance Services - 1.62%
8,000	American Express Co.	345,760

* Non-income producing security during the period.

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

November 30, 2010 (UNAUDITED)

Shares		Value

Financials-Asset Management & Custody Banks - 1.06%
3,900	T. Rowe Price Associates, Inc.	227,487

Fire, Marine & Casualty Insurance - 1.69%
3	Berkshire Hathaway, Inc. Class-A *	360,600

Food & Kindred Products - 2.71%
4,000	Kraft Foods Inc. Class-A	121,000
16,400	Unilever PLC ADR	458,544
		579,544
Healthcare Distributors & Services - 1.12%
4,300	WellPoint, Inc. *	239,682

Household Products - 1.71%
5,900	Clorox Co.	364,679

Housewares & Specialties - 1.76%
6,380	Fortune Brands, Inc.	376,994

Industrial Conglomerates - 1.33%
3,162	Covidien Ltd.	133,025
4,000	Tyco International Ltd.	151,560
		284,585
Industrial Instruments For Measurement, Display And Control - 0.47%
2,300	Danaher Corp.	99,475

Industrial Machinery - 1.96%
10,200	Ingersoll-Rand Co. Ltd.	418,200

Integrated Oil & Gas - 1.53%
4,700	Exxon Mobil Corp.	326,932

Integrated Telecommunication Services - 2.05%
11,100	AT&T, Inc.	308,469
10,000	Windstream Corp.	130,400
		438,869

* Non-income producing security during the period.

ADR - American Depository Receipt

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

November 30, 2010 (UNAUDITED)

Shares		Value

Internet Software & Services - 4.05%
16,000	Intel Corp.*	338,520
11,500	Microsoft Corp.	290,461
15,000	Yahoo! Inc. *	237,225
		866,206
Movies & Entertainment - 2.84%
44,500	News Corp. Class-A	606,980

Multi-Sector Holdings - 2.28%
18,800	Leucadia National Corp. *	488,048

National Commercial Banks - 1.58%
9,000	JPMorgan Chase & Co.	336,600

Personal Products - 3.96%
5,000	Kimberly Clark Corp.	309,450
8,800	Procter & Gamble Co.	537,416
		846,866
Pharmaceuticals - 8.83%
5,000	Bristol Myers Squibb Co.	126,200
9,000	Glaxosmithkline, PLC ADR	344,520
7,050	Johnson & Johnson	433,928
13,820	Merck & Co., Inc.	476,375
31,000	Pfizer, Inc.	505,300
		1,886,323
Property & Casualty Insurance - 3.12%
21,400	Progressive Corp. *	435,276
4,300	Travelers Companies, Inc.	232,157
		667,433
Refuse Systems - 1.60%
10,000	Waste Management, Inc. *	342,500

Restaurants - 1.55%
4,225	McDonalds Corp.	330,818

* Non-income producing security during the period.

ADR - American Depository Receipt

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

November 30, 2010 (UNAUDITED)

Shares		Value

Services-Electronic Information - 2.02%
11,900	Thomson Reuters Corp.	432,684

Surgical & Medical Instruments & Apparatus - 2.00%
5,100	3M Co.	428,298

Systems Software - 1.89%
24,000	Symantec Corp. *	403,140

TOTAL FOR COMMON STOCKS (Cost $14,999,869) - 77.52%		$16,571,518

EXCHANGE TRADED FUND - 1.90%
Gold & Silver Ores - 1.90%
30,000	Ishares Comex Gold Trust *	406,800

SHORT TERM INVESTMENTS - 20.39%
4,358,312	AIM Short Term Investment Company Prime Portfolio 0.14% ** (Cost $4,358,312)	4,358,312

TOTAL INVESTMENTS (Cost $19,653,950) - 99.81%		21,336,630

ASSETS IN EXCESS OF OTHER LIABILITIES - 0.19%		39,604

NET ASSETS - 100.00%		$21,376,234

* Non-income producing security during the period.

** Variable rate security; the coupon rate shown represents the yield at November 30, 2010.

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2010 (UNAUDITED)

Assets:
Investments, at Value (Cost $19,653,950)	$21,336,630

Receivables:
Dividends and Interest	57,582
Total Assets	21,394,212
Liabilities:
Accrued Management Fees (Note 3)	17,978
Total Liabilities	17,978
Net Assets	$21,376,234

Net Assets Consist of:
Paid In Capital	21,192,921
Accumulated Undistributed Net Investment Income	183,013
Accumulated Undistributed Realized Loss on Investments	(1,682,380)
Unrealized Appreciation in Value of Investments	1,682,680
Net Assets, for 1,677,394 Shares Outstanding (Unlimited number of shares authorized with a par value of $0.001)
$21,376,234

Net Asset Value, Offering and Redemption Price Per Share ($21,376,234/1,677,394)	$ 12.74

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD VALUE FUND

STATEMENT OF OPERATIONS

For the six months ended November 30, 2010 (UNAUDITED)

Investment Income:
Dividends (net of foreign withholding taxes of $1,035)	$ 201,335
Interest	2,703
Total Investment Income	204,038

Expenses:
Advisory Fees (Note 3)	93,156
Total Expenses	93,156

Net Investment Income	110,882

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	184,455
Net Change in Unrealized Appreciation on Investments	810,173
Net Realized and Unrealized Gain on Investments	994,628

Net Increase in Net Assets Resulting from Operations	$ 1,105,510

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	Year
	Ended	Ended
	11/30/2010	5/31/2010
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 110,882	$ 174,734
Net Realized Gain/(Loss) on Investments	184,455	(1,219)
Net Change in Unrealized Appreciation on Investments	810,173	2,244,357
Net Increase in Net Assets Resulting from Operations	1,105,510	2,417,872

Distributions to Shareholders From:
Net Investment Income	-	(174,854)
Realized Gains	-	-
Net Change in Net Assets from Distributions	-	(174,854)

Capital Share Transactions:
Proceeds from Sale of Shares	3,082,516	4,757,991
Shares Issued on Reinvestment of Dividends	-	112,260
Cost of Shares Redeemed	(594,527)	(1,754,299)
Net Increase in Net Assets from Shareholder Activity	2,487,989	3,115,952

Net Assets:
Net Increase in Net Assets	3,593,499	5,358,970
Beginning of Period	17,782,735	12,423,765
End of Period (Including Accumulated Undistributed Net Investment Income of $183,013 and $72,131, Respectively)
	$ 21,376,234	$ 17,782,735

Share Transactions:
Shares Sold	249,161	401,912
Shares Issued on Reinvestment of Dividends	-	9,031
Shares Redeemed	(47,688)	(145,716)
Net Increase in Shares	201,473	265,227
Outstanding at Beginning of Period	1,475,921	1,210,694
Outstanding at End of Period	1,677,394	1,475,921

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD VALUE FUND

FINANCIAL HIGHLIGHTS

	(Unaudited)
	Six Months
	Ended	For the Years Ended
11/30/ 2010		5/31/ 2010	5/31/ 2009	5/31/ 2008	5/31/ 2007	5/31/ 2006

Net Asset Value, at Beginning of Period	$ 12.05	$ 10.26	$ 15.13	$ 16.65	$14.17	$ 13.00

Income From Investment Operations:
Net Investment Income *	0.07	0.13	0.20	0.27	0.33	0.15
Net Gain (Loss) on Securities (Realized and Unrealized)	0.62	1.79	(4.88)	(1.30)	2.46	1.15
Total from Investment Operations	0.69	1.92	(4.68)	(1.03)	2.79	1.30

Distributions from:
Net Investment Income	-	(0.13)	(0.19)	(0.27)	(0.21)	(0.05)
Capital Gains	-	-	- ***	(0.22)	(0.10)	(0.08)
Total Distributions	-	(0.13)	(0.19)	(0.49)	(0.31)	(0.13)

Net Asset Value, at End of Period	$ 12.74	$ 12.05	$ 10.26	$ 15.13	$16.65	$ 14.17

Total Return **	5.73%	18.64%	(30.90)%	(6.34)%	19.83%	10.03%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 21,376	$17,783	$12,424	$11,524	$ 9,730	$ 4,946
Ratio of Expenses to Average Net Assets	0.95%†	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of Net Investment Income to Average Net Assets	1.13%†	1.08%	1.83%	1.75%	2.12%	1.05%

Portfolio Turnover	16.07%	6.39%	37.64%	14.05%	8.66%	6.54%

*   Net Investment Income per share amounts were calculated using the average share method.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends.

*** Amount is less than $0.005

† Annualized

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2010 (UNAUDITED)

Note 1. Organization

The Queens Road Value Fund (the “Fund”), a managed portfolio of the Bragg Capital Trust (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company.  The Fund is one of a series of Funds of the Bragg Capital Trust, which also includes the Queens Road Small Cap Value Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily in common stocks which are believed by the Advisor to be undervalued and have good prospects for capital appreciation.  The Fund’s registration statement was declared effective on June 13, 2002, and operations began on that date.

Note 2.  Significant Accounting Policies

The following is a summary of accounting policies followed by the Fund in the preparation of its financial statements.

Federal Income Taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for income taxes is required.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

As of and during the six months ended November 30, 2010, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to recognized tax benefits as income tax expense on the statement of operations.  During the year, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by the U.S. federal tax authorities for the tax years before 2006.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

QUEENS ROAD VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

November 30, 2010 (UNAUDITED)

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Distributions to shareholders:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

Security Valuation: Securities, including common stocks and exchange traded funds, which are traded on a national securities exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price, and generally classified as a Level 1 investment.  Investments in mutual funds, including money market funds, are valued at the ending net asset value provided by the funds, and generally classified as a Level 1 investment.  If there are no sales reported the Fund’s portfolio securities will be valued using the last reported bid price. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, and generally classified as a Level 2 investment.  Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Trust’s Board of Trustees, and generally classified as a Level 3 investment.

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2010:

Assets (b)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 16,571,518	-	-	$ 16,571,518
Exchange Traded Fund	406,800			406,800
Short-Term Investments	4,358,312	-	-	4,358,312
Total	$ 21,336,630	-	-	$ 21,336,630

(b) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the six months ended November 30, 2010.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Bragg Financial Advisors, Inc. (the “Advisor”) as its investment advisor.  Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of 0.95% of the Fund’s average daily net asset value. For the six months ended November 30, 2010, the Advisor earned $93,156.  From these fees and its own resources the Advisor agreed to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Fund.  However, the agreement does not require the Advisor to pay interest, taxes, brokerage commissions, and extraordinary expenses of the Fund.  The amount due to the Advisor at November 30, 2010, is $17,978.

Certain Trustees and officers of the Advisor and Trust are also “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non-interested” Trustee is entitled to receive an annual fee of $1,000 plus expenses for services relating to the Trust which is paid by the Advisor.

Queens Road Securities (“QRS”) acts as the principal underwriter in the continuous public offering of the Fund’s shares.  Certain officers of the Trust are also officers of QRS. QRS did not receive or waive any brokerage fees on executions of purchases and sales of the Fund’s portfolio investments during the six months ended November 30, 2010.

Note 4. Capital Stock

At November 30, 2010, there were an unlimited number of shares authorized and 1,677,394 shares outstanding, each with a par value of $0.001, and paid-in capital amounted to $21,192,921 for the Fund.

Note 5. Investment Transactions

For the six months ended November 30, 2010, the cost of purchases and the proceeds from sales, other than short-term securities, aggregated $2,873,521 and $2,595,275, respectively.

Note 6. Distributions to Shareholders

The tax character of distributions paid during the six months ended November 30, 2010, and the fiscal year ended May 31, 2010 was as follows:

Distributions paid from:	November 30, 2010	May 31, 2010
Ordinary Income	$ -	$ 174,854
Short-Term Capital Gain	-	-
Long-Term Capital Gain	-	-
	$ -	$ 174,854

As of May 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$ 72,131
Undistributed Capital Losses	(1,847,727)
Unrealized Appreciation	853,399
Net Total	$ (922,197)

At May 31, 2010, the composition of unrealized appreciation (excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation	Depreciation	Net Appreciation (Depreciation)
$ 1,790,597	$ (937,198)	$ 853,399

The difference between book-basis and tax-basis unrealized appreciation (depreciation) at May 31, 2010, resulted from the deferral of Post-October losses of $11,887 and wash sales of $8,635, and adjustments from a grantor trust held of $(1,414).

The aggregate cost of securities for federal income tax purposes at May 31, 2010, was $15,295,638.

Note 7. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of November 30, 2010, Pershing, LLC., for the benefit of its customers, owned 98.40% of the Fund.

Note 8. Capital Loss Carryforwards

At May 31, 2010, the Fund had available for federal tax purposes an unused capital loss carryforward of $1,847,727, of which $639,656 expires in 2017 and $1,208,071 expires in 2018.  To the extent that these carryforwards are used to offset future capital gains, it is possible that the amount which is offset will not be distributed to shareholders.

QUEENS ROAD VALUE FUND

EXPENSE ILLUSTRATION

November 30, 2010 (UNAUDITED)

 ABOUT YOUR FUND’S EXPENSES

Expense Example

As a shareholder of the Queens Road Value Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2010 through November 30, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	June 1, 2010	November 30, 2010	June 1,2010 to November 30,2010

Actual	$1,000.00	$1,057.26	$4.90
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,020.31	$4.81

* Expenses are equal to the Fund's annualized expense ratio of 0.95%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

QUEENS ROAD VALUE FUND

ADDITIONAL INORMATION

November 30, 2010 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period, are available without charge upon request by (1) calling the Fund at (800) 595-3088 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on August 31 and February 28. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on October 8, 2004. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-3088.

QUEENS ROAD VALUE FUND

TRUSTEES INFORMATION

November 30, 2010 (UNAUDITED)

Name (Age)	Position with Fund	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
Interested Trustees
Steve Scruggs, 41	Trustee, President Secretary	Unlimited; 8 years	Bragg Financial Advisors, Portfolio Manager/CCO (2000- present)	Two	None
Benton Bragg, 42	Trustee, Chairman Treasurer	Unlimited; 8 years	Bragg Financial Advisors, President, CEO (1996-present)	Two	None

QUEENS ROAD VALUE FUND

TRUSTEES INFORMATION (CONTINUED)

November 30, 2010 (UNAUDITED)

Name (Age)	Position with Fund	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
Independent Trustees
Philip Blount, 55 [2]	Trustee	Unlimited; 8 years	Icons, Inc., President (2001- present)	Two	None
Christopher Brady, 40[1,2]	Trustee	Unlimited; 8 years	Resort Capital Partners, Vice President (2009-Present) Hospitality Financial Advisory Brady Distributing, Vice President (1995-2009) Machinery Distribution	Two	None
Harold Smith, 45[2]	Trustee	Unlimited; 8 years	Raftelis Financial, Vice President (1996 – present) Public Finance Consulting	Two	None
Timothy Ignasher, 49[1]	Trustee	Unlimited; 8 years	Citizens South Bank, Exec Vice President (2008 – Present) Colony Signature Bank, Exec. Vice President (2007-2008) Scottish Bank, Vice President (1998 – 2007) Commercial Loan Officer	Two	None

Steve Scruggs and Benton Bragg are Interested Trustees of the Fund (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) by reason of their affiliation with the Fund’s advisor, Bragg Financial Advisors, Inc. and their affiliation as registered principals with the Fund’s underwriter, Queens Road Securities, LLC.  Benton Bragg and Steve Scruggs are brothers-in-law.

(1) Member of the Audit Committee of the Board of Trustees, which makes recommendations regarding the selection of the Fund’s independent public accountants and meets with representatives of the accountants to determine the scope of and review the results of each audit.

(2) Member of the Nominating Committee of the Board of Trustees, which identifies qualified candidates and recommends nominees for election as Trustees.

QUEENS ROAD SMALL CAP VALUE FUND

GRAPHICAL ILLUSTRATION

November 30, 2010 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

QUEENS ROAD SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

November 30, 2010 (UNAUDITED)

Shares		Value

COMMON STOCKS - 80.37%

Aircraft Parts & Auxiliary Equipment - 1.07%
21,200	Ducommun, Inc.	$ 474,456

Apparel & Other Finished Prods of Fabrics & Similar Material - 1.24%
20,000	G-III Apparel Group, Ltd. *	547,400

Application Software - 1.55%
72,900	Epicor Software Corporation *	682,344

Computer Peripheral Equipment, NEC - 1.64%
58,300	Imation Corp. *	553,850
18,900	Radisys Corp. *	170,667
		724,517
Construction & Farm Machinery - 0.50%
7,626	Oshkosh Corp. *	218,866

Crude Petroleum & Natural Gas - 0.65%
38,900	Vaalco Energy, Inc. *	287,471

Electric Utilities - 1.15%
12,350	MGE Energy, Inc.	509,932

Fats & Oils - 2.36%
90,000	Darling International, Inc. *	1,042,200

Fire, Marine & Casualty Insurance - 1.35%
60,700	Hilltop Holdings, Inc. *	596,681

Food Retail - 0.42%
2,317	Arden Group, Inc. Class-A	187,677

Footwear - 1.49%
52,400	K-Swiss Inc. Class A *	656,048

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

November 30, 2010 (UNAUDITED)

Shares		Value

Gas Utilities - 3.24%
18,900	Piedmont Natural Gas Co., Inc.	559,062
29,300	UGI Corp.	869,331
		1,428,393
Healthcare Distributors & Services - 1.03%
16,080	Owens & Minor, Inc.	454,260

Healthcare Supplies - 1.01%
2,703	Atrion Corp.	443,670

Home Health Care Services - 0.84%
6,100	Chemed Corp	371,734

In Vitro & In Vivo Diagnostic Substances - 1.87%
45,000	Immucor, Inc. *	826,650

Industrial Machinery - 4.89%
24,278	Chart Industries, Inc. *	767,913
20,875	Graco, Inc.	750,665
33,202	Hurco Companies, Inc. *	639,471
		2,158,049
Information Technology, Electronic Manufacturing Services - 3.99%
25,400	Park Electrochemical Corp.	695,960
80,100	TTM Technologies, Inc. *	1,063,728
		1,759,688
Insurance Brokers - 1.79%
40,000	American Safety Insurance Holdings Ltd. *	789,200

Measuring & Controlling Devices, NEC - 1.81%
17,500	Cubic Corp. *	798,525

Metal Mining 0.75%
50,000	Jaguar Mining Inc. *	331,000

Mining & Quarrying of Nonmetallic Minerals - 1.73%
128,650	Usec, Inc. *	765,468

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

November 30, 2010 (UNAUDITED)

Shares		Value

Multi-Line Insurance - 1.11%
30,000	Horace Mann Educators Corp.	489,900

National Commercial Banks - 0.73%
6,000	Cullen Frost Bankers, Inc.	321,240

Natural Gas Distribution - 1.81%
18,520	New Jersey Resources Corp.	798,397

Networking Equipment - 0.65%
12,850	Bel Fuse, Inc. Class B	288,483

Office Services & Supplies - 1.63%
11,371	United Stationers, Inc. *	721,717

Oil & Gas Exploration & Production - 1.51%
13,400	SM Energy Co.	665,846

Orthopedic, Prosthetic &Surgical Appliances & Supplies - 1.56%
20,000	Steris Corporation	687,800

Packaged Foods - 1.00%
10,000	Sanderson Farms, Inc.	442,600

Personal Products - 1.31%
31,700	Inter Parfums, Inc.	578,842

Personal Services - 1.74%
15,000	Unifirst Corp.	769,050

Pharmaceutical Preparations - 2.07%
77,600	Prestige Brands Holdings Inc. *	913,352

Primary Smelting & Refining of Nonferrous Metals - 0.77%
29,100	Horsehead Holding Corp. *	338,433

Property & Casualty Insurance - 1.68%
12,500	Proassurance Corp. *	740,375

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

November 30, 2010 (UNAUDITED)

Shares		Value

Publishing & Printing - 1.63%
25,545	Scholastic Corp.	717,815

Pumps & Pumping Equipment - 1.08%
15,300	Robbins & Meyers, Inc.	474,606

Reinsurance - 2.30%
6,000	Endurance Specialty Holdings, Ltd.	264,660
17,400	Platinum Underwriters Holdings, Ltd.	752,202
		1,016,862
Retail-Miscellaneous Shopping Goods Stores - 0.06%
4,100	Books-A-Million Inc.	26,117

Retail - Radio, TV & Consumer Electronics Stores - 1.61%
38,500	Radioshack Corp.	710,325

Semi-Conductors & Related Devices - 0.84%
30,000	Micrel, Inc.	371,400

Services-Advertising - 0.91%
12,400	Valassis Communications, Inc. *	403,620

Services-Computer Processing & Data Preparation - 3.09%
22,300	Acxiom Corp.	379,769
23,000	DST Systems, Inc.	985,780
		1,365,549
Services-Prepackaged Software - 2.85%
17,400	Progress Software Corp. *	670,161
30,000	Tibco Software, Inc. *	589,200
		1,259,361
Specialized Consumer Services - 0.68%
8,400	Plantronics, Inc.	300,468

Steel - 1.34%
19,500	Cleco Corp.	591,435

Sugar & Confectionery Products - 1.22%
39,203	Imperial Sugar Co.	539,433

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

November 30, 2010 (UNAUDITED)

Shares		Value

Systems Software - 0.99%
82,916	Pervasive Software Inc. *	435,309

Telephone & Telegraph Apparatus - 2.82%
16,000	Adtran, Inc.	498,240
118,000	Tellabs, Inc.	744,580
		1,242,820
Wholesale-Apparel, Piece Goods & Notions - 1.59%
56,435	Delta Apparel, Inc. *	702,616

Wholesale-Computer & Peripheral Equipment & Software - 1.80%
18,000	Tech Data Corp. *	793,260

Wholesale-Electrical Apparatus & Equipment, Wiring Supplies - 1.62%
15,000	Wesco International Inc. *	715,800

TOTAL FOR COMMON STOCKS (Cost $26,778,522) - 80.37%		$35,477,060

EXCHANGE TRADED FUNDS - 1.27%
8,500	ISHARES Russell 2000 Value Index Fund	561,510
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $554,772) - 1.27%		561,510

CLOSED-END MUTUAL FUNDS - 2.05%
46,900	Central Fund of Canada Limited Class A ***	903,294
TOTAL FOR CLOSED-END MUTUAL FUNDS (Cost $622,900) - 2.05%		903,294

SHORT TERM INVESTMENTS - 16.35%
7,218,513	AIM Short Term Investment Company Prime Portfolio 0.14%** (Cost $7,218,513)	7,218,513

TOTAL INVESTMENTS (Cost $35,174,707) - 100.04%		$44,160,377

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.04)%		(19,099)

NET ASSETS - 100.00%		$44,141,278

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at November 30, 2010.

*** Passive foreign investment company

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2010 (UNAUDITED)

Assets:
Investments, at Value (Cost $35,174,707)	$ 44,160,377
Receivables:
Dividends and Interest	28,324
Total Assets	44,188,701
Liabilities:
Accrued Management Fees (Note 3)	47,423
Total Liabilities	47,423
Net Assets	$ 44,141,278

Net Assets Consist of:
Paid In Capital	34,209,824
Accumulated Undistributed Net Investment Loss	(164,870)
Accumulated Undistributed Realized Gain on Investments	1,110,654
Unrealized Appreciation in Value of Investments	8,985,670
Net Assets, for 2,267,931 Shares Outstanding	$ 44,141,278
(Unlimited number of shares authorized with a par value of $0.001)
Net Asset Value Per Share, Offering and Redemption Price ($44,141,278/2,267,931 shares)	$ 19.46

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD SMALL CAP VALUE FUND

STATEMENT OF OPERATIONS

For the six months ended November 30, 2010 (UNAUDITED)

Investment Income:
Dividends (net of foreign withholding taxes of $70)	$ 155,264
Interest	6,378
Total Investment Income	161,642

Expenses:
Advisory Fees (Note 3)	244,840
Total Expenses	244,840

Net Investment Loss	(83,198)

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	958,821
Net Change in Unrealized Appreciation on Investments	2,956,463
Net Realized and Unrealized Gain on Investments	3,915,284

Net Increase in Net Assets Resulting from Operations	$ 3,832,086

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	Year
	Ended	Ended
	11/30/2010	5/31/2010
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (83,198)	$ (115,633)
Net Realized Gain on Investments	958,821	1,137,216
Net Change in Unrealized Appreciation on Investments	2,956,463	5,700,042
Net Increase in Net Assets Resulting from Operations	3,832,086	6,721,625

Distributions to Shareholders From:
Net Investment Income	-	-
Realized Gains	-	-
Return of Capital	-	-
Net Change in Net Assets from Distributions	-	-

Capital Share Transactions:
Proceeds from Sale of Shares	4,920,563	13,226,755
Shares Issued on Reinvestment of Dividends	-	-
Cost of Shares Redeemed	(1,980,948)	(3,257,179)
Net Increase in Net Assets from Shareholder Activity	2,939,615	9,969,576

Net Assets:
Net Increase in Net Assets	6,771,701	16,691,201
Beginning of Period	37,369,577	20,678,376
End of Period (Including Accumulated Undistributed Net Investment
Income/(Loss) of $(164,870) and $(81,672), Respectively)	$ 44,141,278	$ 37,369,577

Share Transactions:
Shares Sold	276,501	811,945
Shares Issued on Reinvestment of Dividends	-	-
Shares Redeemed	(111,002)	(192,901)
Net Increase in Shares	165,499	619,044
Outstanding at Beginning of Period	2,102,432	1,483,388
Outstanding at End of Period	2,267,931	2,102,432

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

	(Unaudited)
	Six Months
	Ended	For the Years Ended
	11/30/ 2010	5/31/ 2010	5/31/ 2009	5/31/ 2008	5/31/ 2007	5/31/ 2006

Net Asset Value, at Beginning of Period	$ 17.77	$13.94	$ 17.16	$ 19.47	$ 17.27	$ 15.98

Income From Investment Operations:
Net Investment Income/(Loss) *	(0.04)	(0.06)	0.05	0.12	0.10	0.07
Net Gain/(Loss) on Securities (Realized and Unrealized)	1.73	3.89	(3.18)	(1.53)	2.90	1.26
Total from Investment Operations	1.69	3.83	(3.13)	(1.41)	3.00	1.33

Distributions from:
Net Investment Income	-	-	(0.07)	(0.10)	(0.11)	(0.03)
Capital Gains	-	-	- ***	(0.80)	(0.69)	(0.01)
Return of Capital	-	-	(0.02)	-	-	-
Total from Distributions	-	-	(0.09)	(0.90)	(0.80)	(0.04)

Net Asset Value, at End of Period	$ 19.46	$ 17.77	$ 13.94	$ 17.16	$ 19.47	$ 17.27

Total Return **	9.51%	27.47%	(18.14)%	(7.15)%	17.90%	8.31%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 44,141	$37,370	$ 20,678	$12,975	$ 9,835	$ 8,038
Ratio of Expenses to Average Net Assets	1.24%	1.24%	1.35%	1.35%	1.35%	1.35%
Ratio of Net Investment Income/(Loss) to Average Net Assets	(0.42)%	(0.38)%	0.41%	0.69%	0.56%	0.42%

Portfolio Turnover	14.88%	30.79%	35.64%	24.60%	64.65%	74.23%

*   Net Investment Income/(Loss) per share amounts were calculated using the average share method.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the fund assuming reinvestment of dividends.

*** Amount is less than $0.005

The accompanying notes are an integral part of these financial statements.

QUEENS ROAD SMALL CAP VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS

November 30, 2010 (UNAUDITED)

Note 1. Organization

The Queens Road Small Cap Value Fund (the “Fund”), a managed portfolio of the Bragg Capital Trust, (the “Trust”), is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management company. The Fund is one of a series of Funds of the Bragg Capital Trust, which also includes the Queens Road Value Fund.  The Fund’s investment objective is to seek growth of capital.  It invests primarily (under normal market conditions), at least 80% of its total assets in small capitalization (less than $2 billion market cap at the time of purchase) common stocks which are believed by the Advisor to be undervalued and have good prospects for capital appreciation.  The Fund’s registration statement was declared effective on June 13, 2002, and operations began on that date.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Federal Income Taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for income taxes is required.  The Fund intends to distribute its net long-term capital gains and its net short-term capital gains at least once a year.

As of and during the six months ended November 30, 2010, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interest and penalties, if any, related to recognized tax benefits as income tax expense on the statement of operations.  During the year, the Fund did not incur any interest or penalties.  The Fund is not subject to examination by the U.S. federal tax authorities for the tax years before 2006.

Use of Estimates: The preparation of financial statements in conformity with generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

QUEENS ROAD SMALL CAP VALUE FUND

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

November 30, 2010 (UNAUDITED)

Other: The Fund follows industry practice and records security transactions on the trade date.  The specific identification method is used for determining gains or losses for financial statement and income tax purposes.  Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Fund.  Interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Distributions to shareholders:  Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income taxes purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of the Fund.

Security Valuation: Securities, including common stocks and exchange traded funds, which are traded on a national securities exchange or on the NASDAQ over-the-counter market, are valued at the last quoted sales price, and generally classified as a Level 1 investment.  Investments in mutual funds, including money market funds, are valued at the ending net asset value provided by the funds, and generally classified as a Level 1 investment.  If there are no sales reported the Fund’s portfolio securities will be valued using the last reported bid price. Short-term obligations having remaining maturities of 60 days or less are valued at amortized cost, and generally classified as a Level 2 investment.  Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Trust’s Board of Trustees, and generally classified as a Level 3 investment.

In accordance with GAAP, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of November 30, 2010:

Assets (b)	Level 1	Level 2	Level 3	Total
Common Stocks	$ 35,477,060	-	-	$ 35,477,060
Exchange Traded Funds	561,510			561,510
Closed-End Mutual Funds	903,294	-	-	903,294
Short-Term Investments	7,218,513	-	-	7,218,513
Total	$ 44,160,377	-	-	$ 44,160,377

(b) Refer to the Fund’s Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the six months ended November 30, 2010.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Fund retains Bragg Financial Advisors, Inc. (the “Advisor”) as its investment advisor.  Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Fund. For its services as Advisor, the Fund pays a fee, computed daily and payable monthly at the annual rate of 1.24% as of July 1, 2009, of the Fund’s average daily net asset value.  Prior to July 1, 2009, the rate was 1.35%.  For the six months ended November 30, 2010, the Advisor earned $244,840.  From these fees and its own resources the Advisor agreed to pay other operating expenses of the Fund including transfer agent fees, fund accountant fees, registration fees, custodial fees, and other ordinary expenses of the Fund.  However the agreement does not require the Advisor to pay interest, taxes, brokerage commissions, and extraordinary expenses of the Fund.  The amount owed to the Advisor at November 30, 2010 is $47,423.

Certain Trustees and officers of the Advisor and Trust are also “interested persons” (as defined in the Investment Company Act of 1940) of the Trust. Each “non-interested” Trustee is entitled to receive an annual fee of $1,000 plus expenses for services relating to the Trust which is paid by the Advisor.

Queens Road Securities (“QRS”) acts as the principal underwriter in the continuous public offering of the Fund’s shares. Certain officers of the Trust are also officers of QRS. QRS did not receive or waive any brokerage fees on execution of purchases and sales of the Fund’s investments during the six months ended November 30, 2010.

Note 4. Capital Stock

At November 30, 2010, there were an unlimited number of shares authorized and 2,267,931 shares outstanding, each with a par value of $.001, and paid-in capital amounted to $34,209,824 for the Fund.

Note 5. Investment Transactions

For the six months ended November 30, 2010, the cost of purchases and the proceeds from sales, other than short-term securities aggregated $8,124,872 and $4,763,669, respectively.

Note 6. Distributions to Shareholders

The tax character of distributions paid during six months ended November 30, 2010, and the fiscal year ended May 31, 2010, was as follows:

Distributions paid from:	November 30, 2010	May 31, 2010
Ordinary Income	$ -	$ -
Short-Term Capital Gain	-	-
Long-Term Capital Gain	-	-
Return of Capital	-	-
	$ -	$ -

As of May 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	233,248
Unrealized Appreciation	5,866,120
Net Total	$ 6,099,368

At May 31, 2010, the composition of unrealized appreciation (excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Appreciation	Depreciation	Net Appreciation (Depreciation)
$ 6,589,407	$ (723,287)	$ 5,866,120

The difference between book-basis and tax-basis unrealized appreciation (depreciation) at May 31, 2010 resulted from wash sales of $80,611 and $82,476 of income recognized from PFIC’s.

The aggregate cost of securities for federal income tax purposes at May 31, 2010 was $31,458,960.

Note 7. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the Fund, under section 2 (a) (9) of the Investment Company Act of 1940.  As of November 30, 2010, Pershing, LLC., for the benefit of its customers, owned 71.50% of the Fund.

QUEENS ROAD SMALL CAP VALUE FUND

EXPENSE ILLUSTRATION

November 30, 2010 (UNAUDITED)

ABOUT YOUR FUND’S EXPENSES

Expense Example

As a shareholder of the Queens Road Small Cap Value Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2010 through November 30, 2010.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	June 1, 2010	November 30, 2010	June 1,2010 to November 30,2010

Actual	$1,000.00	$1,095.10	$6.51
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.85	$6.28

* Expenses are equal to the Fund's annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

QUEENS ROAD SMALL CAP VALUE FUND

ADDITIONAL INFORMATION

November 30, 2010 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12 month period, are available without charge upon request by (1) calling the Fund at (800) 595-3088 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on August 31 and February 28. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Fund’s first Form N-Q was filed with the SEC on October 8, 2004. The Fund’s Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-595-3088.

QUEENS ROAD SMALL CAP VALUE FUND

TRUSTEES INFORMATION

November 30, 2010 (UNAUDITED)

Name (Age)	Position with Fund	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
Interested Trustees
Steve Scruggs, 41	Trustee, President Secretary	Unlimited; 8 years	Bragg Financial Advisors, Portfolio Manager/CCO (2000- present)	Two	None
Benton Bragg, 42	Trustee, Chairman Treasurer	Unlimited; 8 years	Bragg Financial Advisors, President, CEO (1996-present)	Two	None

QUEENS ROAD SMALL CAP VALUE FUND

TRUSTEES INFORMATION (CONTINUED)

November 30, 2010 (UNAUDITED)

Name (Age)	Position with Fund	Term of Office and Length of Time Served	Principal Occupations During Past Five Years	Number of Portfolios in Fund Complex Overseen By Trustee	Other Directorships Held By Trustee
Independent Trustees
Philip Blount, 55 [2]	Trustee	Unlimited; 8 years	Icons, Inc., President (2001- present)	Two	None
Christopher Brady, 40[1,2]	Trustee	Unlimited; 8 years	Resort Capital Partners, Vice President (2009-Present) Hospitality Financial Advisory Brady Distributing, Vice President (1995-2009) Machinery Distribution	Two	None
Harold Smith, 45[2]	Trustee	Unlimited; 8 years	Raftelis Financial, Vice President (1996 – present) Public Finance Consulting	Two	None
Timothy Ignasher, 49[1]	Trustee	Unlimited; 8 years	Citizens South Bank, Exec Vice President (2008 – Present) Colony Signature Bank, Exec. Vice President (2007-2008) Scottish Bank, Vice President (1998 – 2007) Commercial Loan Officer	Two	None

Steve Scruggs and Benton Bragg are Interested Trustees of the Fund (as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940) by reason of their affiliation with the Fund’s advisor, Bragg Financial Advisors, Inc. and their affiliation as registered principals with the Fund’s underwriter, Queens Road Securities, LLC.  Benton Bragg and Steve Scruggs are brothers-in-law.

(1) Member of the Audit Committee of the Board of Trustees, which makes recommendations regarding the selection of the Fund’s independent public accountants and meets with representatives of the accountants to determine the scope of and review the results of each audit.

(2) Member of the Nominating Committee of the Board of Trustees, which identifies qualified candidates and recommends nominees for election as Trustees.

Board of Trustees

Benton Bragg

Steve Scruggs

Phil Blount

Tim Ignasher

Chris Brady

Harold Smith

Investment Adviser

Bragg Financial Advisors, Inc.

1031 Caldwell Street, Suite 200

Charlotte, NC 28203

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd, Suite C

Brecksville, Ohio 44141

Custodian

US Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Independent Auditors

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, Ohio 44145

Shares of the Queens Road Value and Queens Road Small Cap Value Fund are distributed by Queens Road Securities, L.L.C, an affiliate of the Investment Adviser. This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.  The Funds’ prospectus contains more complete information about the objectives, policies, expenses and risks of the Funds.  The Funds are not bank deposits, not FDIC insured and may lose value.  Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements.  Forward looking statements generally include words such as “believes”, “expects”, “anticipates” and other words of similar import.  Such risks and uncertainties include, among other things, the Risk Factors noted in the Funds’ filings with the Securities and Exchange Commission.  The Funds undertake no obligation to update any forward looking statement.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls. There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

By /s/Steven H. Scruggs, President

*  Steven H Scruggs, President

Date February 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Benton S. Bragg, Treasurer

*  Benton S Bragg,  Treasurer

Date February 7, 2011

By /s/Steven H Scruggs, President

*  Steven H Scruggs, President

Date February 7, 2011

* Print the name and title of each signing officer under his or her signature.